Sales Revenue - Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		¥ 21,796,610	¥ 21,688,767	¥ 20,428,802
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		21,796,610	21,688,767	20,428,802
External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,882,484	2,845,609	2,634,505
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		22,138,866	22,021,292	20,685,796
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		4,018,837	3,626,603	3,220,168
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		14,166,910	14,467,856	13,791,515
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3,532,743	3,512,223	3,251,784
Operating segments [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		420,376	414,610	422,329
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		19,705,627	19,804,550	18,812,715
Revenue arising from the other sources	[1]	2,090,983	1,884,217	1,616,087
Total		21,796,610	21,688,767	20,428,802
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		4,014,306	3,619,585	3,219,053
Revenue arising from the other sources	[1]	4,531	7,018	1,115
Total		4,018,837	3,626,603	3,220,168
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		13,842,565	14,149,801	13,541,447
Revenue arising from the other sources	[1]	20,797	19,439	26,118
Total		13,863,362	14,169,240	13,567,565
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,463,852	1,650,102	1,660,025
Revenue arising from the other sources	[1]	2,065,632	1,857,664	1,588,783
Total		3,529,484	3,507,766	3,248,808
Operating segments [member] | External customers [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		384,904	385,062	392,190
Revenue arising from the other sources	[1]	23	96	71
Total		384,927	385,158	392,261
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,222,220	2,183,674	1,959,248
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		113,293	106,632	113,746
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,803,549	1,794,911	1,586,358
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		206,813	193,188	172,072
Operating segments [member] | External customers [member] | Japan [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		98,565	88,943	87,072
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		10,935,522	11,311,394	10,465,855
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		351,787	347,503	335,545
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		9,208,711	9,379,001	8,503,602
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,256,995	1,456,899	1,487,948
Operating segments [member] | External customers [member] | North America [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		118,029	127,991	138,760
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		980,059	917,046	943,040
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		395,855	379,432	351,850
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		503,213	459,755	506,731
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		80,991	77,859	84,459
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		4,075,011	4,086,623	4,294,480
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,252,025	2,071,481	1,792,327
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,764,489	1,953,109	2,446,250
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		44	15	5
Operating segments [member] | External customers [member] | Asia [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		58,453	62,018	55,898
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,492,815	1,305,813	1,150,092
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		901,346	714,537	625,585
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		562,603	563,025	498,506
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		¥ 28,866	¥ 28,251	¥ 26,001

[1]	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.